EVENTS AFTER THE REPORTING PERIOD	9 Months Ended
Sep. 30, 2021
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIODAs of October 28, 2021, there were no events to be reported.